Receivables	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Receivables

13 Receivables

Accounts receivable are summarized as follows:

	000000	000000
	2010	2011
Accounts receivable from third parties	383	425
Less: allowance for doubtful accounts	(6)	(4)
Accounts receivable from equity-accounted investees (net)	19	20

	396	441

Income taxes receivable current portion totaling $14 million (2010: $10 million) are included under other receivables.

The changes in allowances for doubtful accounts are as follows:

	000000	000000	000000
	2009	2010	2011
Balance as of January 1,	2	4	6
Additions charged to income	6	2	2
Deductions from allowance(1)	(2)	—	(2)
Other movements(2)	(2)	—	(2)

Balance end of period	4	6	4

(1)	Write-offs for which an allowance was previously provided
(2)	Includes the effect of translation differences and consolidation changes